CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 17, 2019	May 23, 2019
Current Assets:
Cash	$ 485,220	$ 846,068				$ 1,305,608
Prepaid expenses	123,500	50,000				125,000
Total current assets	608,720	896,068				1,430,608
Deferred offering costs	1,200,000
Marketable securities held in Trust Account	276,947,475	276,943,339				276,261,596
Total assets	278,756,195	277,839,407				277,692,204
Current liabilities:
Accounts payable and accrued liabilities	1,306,711	158,947				136,694
Accrued offering costs	26,000	26,000				26,000
Income taxes payable	205,844	205,844				208,612
Total current liabilities	1,538,555	390,791				371,306
Deferred underwriting fee payable	9,625,000	9,625,000				9,625,000
Warrant liabilities	37,616,668	36,766,667	$ 18,525,000	$ 13,500,000	$ 10,991,667	16,116,667	$ 17,966,667	$ 18,300,000
Total liabilities	48,780,223	46,782,458				26,112,973
Commitments and contingencies (Note 6)
Temporary Equity
Class A common stock subject to possible redemption 224, 975, 969 and 22,480,341 shares at redemption value as of March 31, 2021 and December 31, 2020, respectively	224,975,969	226,056,939	244,636,825	249,761,986	252,276,294	246,579,223	244,042,588	243,609,820
Stockholders' Equity
Preferred Stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital	24,270,617	23,189,660	4,609,955	(515,154)	(3,029,437)	2,667,585	5,204,202	5,636,967
Accumulated deficit	(19,271,818)	(18,190,840)	389,043	5,514,198	8,028,513	2,331,442	(205,197)	(637,966)
Total stockholders' equity	5,000,003	5,000,010	5,000,007	5,000,001	5,000,008	5,000,008	5,000,004	5,000,003	$ 0
Total liabilities, temporary equity, and stockholders' equity	278,756,195	277,839,407				277,692,204
Class A Common stock
Stockholders' Equity
Common stock	516	502	$ 321	$ 269	$ 244	293	$ 311	$ 314
Total stockholders' equity		502				293			0
Class B Common stock
Stockholders' Equity
Common stock	$ 688	688				688
Total stockholders' equity		$ 688				$ 688			$ 0